Property, plant and equipment, net (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Construction in progress USD ($)	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2010 Construction in progress CNY
Property, Plant and Equipment
Interest cost capitalized					$ 268	1,672	2,741	4,468
Interest cost charged to income	11,117	69,258	42,342	19,920
Total interest cost incurred	$ 11,385	70,930	45,083	24,388